                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Cobalt Capital Management, Inc.
Address: 237 Park Avenue, Suite 801
         New York, New York 10017


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wayne Cooperman
Title:   President
Phone:   (212) 808-3756

Signature, Place, and Date of Signing:


/s/ Wayne Cooperman     New York, New York     November 15, 1999
[Signature]             [City, State]          [Date]



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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]






























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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     60

Form 13F Information Table Value Total:     $156,409,533


The Institutional Investment Manager has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-                      Wayne Cooperman

         [Repeat as necessary.]



















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
                                                 COBALT CAPITAL MANAGEMENT, INC.
                                                    AS OF SEPTEMBER 30, 1999

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (b)                                 (SHARES)
                                              FAIR                      SHARED       (c)
                      TITLE      CUSIP        MARKET    SHRS OR   (a)   AS DEFINED   SHARED-   MANAGERS      (a)   (b)    (c)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  IN INSTR. V  OTHER     SEE INSTR. V SOLE  SHARED  NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----  ------  ----

Scottish Annunity
  & Life Holdings
  Ltd                  Common    G7885T104     858,000    88,000   X                              1          X
Creative
  Technology Ltd       Common    Y1775U107     425,000    40,000   X                              1          X
AMC Entertainment
  Inc                  Common    001669100     868,307    62,300   X                              1          X
Advo Inc.              Common    007585102   2,448,325   122,800   X                              1          X
Advanta Corp
   - Class B           Common    007942204   8,933,525   760,300   X                              1                        X
Align-Rite
 International         Common    016251100     425,163    22,600   X                              1          X
Amerisource
 Health Corp           Common    03071P102   1,923,425    81,200   X                              1          X
Anthracite
 Capital Inc           Common    037023108   1,590,188   231,300   X                              1          X
Apria Healthcare
 Group                 Common    037933108   5,567,700   332,400   X                              1          X
Bally's Total
  Fitness Hldgs        Common    05873K108   8,698,088   284,600   X                              1          X
Bank of America
  Corp                 Common    060505104   1,670,626    30,000   X                              1          X
Barr Laboratories      Common    068306109     635,000    20,000   X                              1          X
Cabletron
  Systems Inc          Common    126920107   2,196,250   140,000   X                              1          X
Cellstar Corp          Common    150925105     187,500    25,000   X                              1          X
Childrens Place
  Retail Stores        Common    168905107     213,001     8,000   X                              1          X
Coinmach Laundry
  Corp                 Common    19259L101   1,843,725   189,100   X                              1          X
Columbia/HCA
  Healthcare Corp      Common    197677107   2,214,094   104,500   X                              1          X
Crestline Capital
  Corp                 Common    226153104   6,662,250   324,000   X                              1          X
Data General Corp      Common    237688106   2,106,250   100,000   X                              1          X



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Dupont Photomasks
  Inc                  Common    26613X101   2,726,901    59,200   X                              1          X
Fortune Brand Inc      Common    349631101     645,000    20,000   X                              1          X
Hughes Electronics
  Corp.                Common    370442832   2,290,000    40,000   X                              1          X
Grand Union Co         Common    386532402   5,381,928   394,100   X                              1          X
IDT Corp               Common    448947101     418,750    20,000   X                              1          X
Infinity
  Broadcasting Corp    Common    45662S102   2,345,000    80,000   X                              1          X

Insignia Financial
  Group Inc            Common    45767A105     791,867    90,499   X                              1          X
Jackpot Enterprises
  Inc                  Common    466392107     943,250   107,800   X                              1          X
Johns Manville Corp    Common    478129109   1,383,375   105,400   X                              1          X
Jones Apparel Group    Common    480074103   3,441,289   119,697   X                              1          X
Kaufman & Broad
  Home Corp            Common    486168107   7,796,250   378,000   X                              1          X
LNR Property Corp      Common    501940100  14,025,926   688,389   X                              1          X
Lodgenet Entertainment
  Corp                 Common    540211109     260,000    20,000   X                              1          X
MCM Capital Group Inc  Common    55269B105     361,000    76,000   X                              1          X
Meristar Hotels &
  Resorts Inc          Common    589988104     686,788   233,800   X                              1          X
National Equipment
  Services Inc         Common    635847106     507,338    49,800   X                              1          X
Niagra Mohawk
  Holdings Inc         Common    653520106   2,178,750   140,000   X                              1          X
Nordstrom Inc          Common    655664100     405,000    15,000   X                              1          X
Panera Bread Co        Common    69840W108   4,113,463   620,900   X                              1          X
Pepsi Bottling
  Group Inc            Common    713409100     981,094    57,500   X                              1          X
Players International
  Inc                  Common    727903106     814,687   110,000   X                              1          X
Ralph Lauren Corp      Common    731572103   1,668,188    93,000   X                              1          X
Prime Hospitality
  Corp                 Common    741917108   2,746,216   343,277   X                              1          X
Quest Diagnostic       Common    74834L100   1,580,800    60,800   X                              1          X
RFS Hotel
  Investors Inc        Common    74955J108     425,500    37,000   X                              1          X
Renal Care Group Inc   Common    759930100     427,172    19,500   X                              1          X
Republic Services Inc  Common    760759100   5,115,601   470,400   X                              1          X
Resource America Inc   Common    761195205   2,476,688   333,000   X                              1          X
Resource Assets
  Investment Trust     Common    761196104   2,894,726   260,200   X                              1          X
Reynolds Metals Co     Common    761763101   2,415,000    40,000   X                              1          X
Ryders Systems Inc     Common    783549108   1,222,500    60,000   X                              1          X
Station Casinos Inc    Common    857689103   1,060,200    45,600   X                              1          X
Suiza Foods Corp       Common    865077101  10,848,750   289,300   X                              1          X




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Sunrise Assisted
  Living Inc           Common    86768K106     292,187    11,000   X                              1          X
Sunstone Hotel
  Investors            Common    867933103     350,000    40,000   X                              1          X
Telephone & Data
  Systems Inc          Common    879433100   7,549,063    85,000   X                              1          X
Total Renal Care
  Holdings             Common    89151A107   1,013,731   136,300   X                              1          X
Triad Hospital Inc     Common    89579K109     911,250    90,000   X                              1          X
Tricon Global
  Restaurants Inc      Common    895953107   4,093,750   100,000   X                              1          X
UnitedGolbalCom Inc    Common    913247508   6,711,263    93,700   X                              1          X
Unitrin Inc            Common    913275103     642,875    18,500   X                              1          X
COLUMN TOTALS                              156,409,533


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